Stock-Based Compensation	12 Months Ended
Dec. 31, 2021
Stock-Based Compensation
Stock-Based Compensation

Note 4. Stock-Based Compensation

In 2015, the Company established the Aziyo Biologics, Inc. 2015 Stock Option/Stock Issuance Plan, as amended (the “2015 Plan”) which provided for the granting of incentive and non-qualified stock options to employees, directors and consultants of the Company. On October 7, 2020, in connection with the Company’s IPO, the Company adopted the Aziyo Biologics, Inc. 2020 Incentive Award Plan (the “2020 Plan”), which authorizes the grant of incentive and non-qualified stock options, restricted stock, restricted stock units and stock appreciation rights to employees, directors and consultants.  Shares of Class A common stock totaling 1,636,000 were initially reserved for issuance pursuant to the 2020 Plan. In addition, the shares reserved for issuance under the 2020 Plan will also include shares reserved but not issued under the 2015 Plan as well as an annual increase as set forth in the 2020 Plan. As of December 31, 2021, the Company had 756,554 shares of Class A common stock available for issuance under the 2020 Plan.

Stock Options

The Company’s policy is to grant stock options at an exercise price equal to 100% of the market value of a share of Class A common stock at closing on the date of the grant. The Company’s stock options have contractual terms of seven to ten years, and vest over a  four-year period from the date of grant.

A summary of stock option activity under the Company’s 2015 Plan and 2020 Plan for the years ended December 31, 2021 and 2020 is as follows:

			Weighted-
			Average
		Weighted-	Remaining	Aggregate
		Average	Contractual	Intrinsic
		Exercise	Term	Value
	Number of Shares	Price	(years)	(in thousands)
Outstanding, December 31, 2020	917,437	$13.68	8.1	$2,070
Granted	497,517	$12.63
Exercised	(3,305)	$7.91
Forfeited	(24,838)	$15.54
Outstanding, December 31, 2021	1,386,811	$13.28	7.8	$179
Vested and exercisable, December 31, 2021	394,437	$10.47	5.3	$159

As of December 31, 2021, there was approximately $6.6 million of total unrecognized compensation expense related to unvested stock options. These costs are expected to be recognized over a weighted- average period of 2.8 years. The weighted average grant date fair value of options granted during the years ended December 31, 2021 and 2020 were $7.26 and $8.52, respectively. The total intrinsic value of options exercised was not material for both the years ended December 31, 2021 and 2020.

Restricted Stock Units

Restricted stock units (“RSUs”) represent rights to receive common shares at a future date. There is no exercise price and no monetary payment is required for receipt of restricted stock units or the shares issued in settlement of the award.

A summary of the RSU activity under the Company’s 2020 Plan for the year ended December 31, 2021 is as follows:

	Number of	Weighted-
	Shares	Average
	Underlying	Grant Date
	RSUs	Fair Value
Unvested, December 31, 2020	147,883	$17.00
Granted	94,082	$14.25
Vested	—	$—
Forfeited	(5,980)	$13.85
Unvested, December 31, 2021	235,985	$15.98

The total fair value of the RSUs granted during the twelve months ended December 31, 2021 and 2020 of $1.3 million and $2.5 million, respectively was based on the fair market value of the Company's Class A common stock on the date of grant. The fair value at the time of the grant is amortized to expense on a straight-line basis over the vesting period of three to four years. As of December 31, 2021, $2.5 million of unrecognized compensation costs related to RSUs is expected to be recognized over a weighted average period of 2.3 years.

Employee Stock Purchase Plan

The Company makes shares of its Class A common stock available for purchase under the Aziyo Biologics, Inc. 2020 Employee Stock Purchase Plan (the “ESPP”). The ESPP provides for separate six-month offering periods that begin in March and September of each year. Under the ESPP, employees may purchase a limited number of shares of Aziyo Class A common stock at 85% of the fair market value on either the first day of the offering period or the purchase date, whichever is lower. The ESPP is considered compensatory for purposes of stock-based compensation expense.  The number of shares reserved under the ESPP will automatically increase on the first day of each fiscal year through January 1, 2030, in an amount equal to the lesser of (i) 1% of the total shares of Class A common stock outstanding on the final day of the immediately preceding calendar year; or (ii) a lesser number of shares determined by our board of directors. As of December 31, 2021, the total shares of Class A common stock authorized for issuance under the ESPP was 214,069, of which 186,825 remained available for future issuance. During the year ended December 31, 2021, 27,244 shares of Class A common stock were issued under the ESPP.

Stock-Based Compensation Expense

Stock-based compensation expense recognized during the years ended December 31, 2021 and 2020 comprised of the following (in thousands):

	Year Ended
	December 31,
	2021	2020
Sales and marketing	$654	$108
General and administrative	2,186	553
Research and development	531	93
Cost of goods sold	164	25
Total stock-based compensation expense	$3,535	$779

The Company uses the Black-Scholes model to value its stock option grants and expenses the related compensation cost using the straight-line method over the vesting period. The fair value of stock options is determined on the grant date using assumptions for the estimated fair value of the underlying common stock, expected term, expected volatility, dividend yield, and the risk-free interest rate. Before the completion of the Company’s IPO, the Board of Directors determined the fair value of common stock considering the state of the business, input from management, third party valuations and other considerations. The Company uses the simplified method for estimating the expected term used to determine the fair value of options. The expected volatility of the Class A common stock is primarily based on the historical volatility of comparable companies in the industry whose share prices are publicly available. The Company uses a zero-dividend yield assumption as the Company has not paid dividends since inception nor does it anticipate paying dividends in the future. The risk-free interest rate approximates recent U.S. Treasury note auction results with a similar life to that of the option. The period expense is then determined based on the valuation of the options, reduced by an estimated forfeiture rate, and is recognized on a straight-line basis over the requisite service period for the entire award.

The following weighted-average assumptions were used to determine the fair value of options during the years ended December 31, 2021 and 2020:

	Year Ended
	December 31,
	2021	2020
Expected term (years)	5.9	6.2
Risk-free interest rate	0.96%	0.50%
Volatility factor	64%	55%
Dividend yield	—	—